Supplement dated June 22, 2012 to
Prospectus dated April 30, 2012

Effective June 23rd, 2012, Windowpane Advisors, L.L.C. has a new office address:

550 W C Street, Suite 960, San Diego, CA  92101.

Please update your records accordingly.

Please retain this Supplement with the Prospectus for reference.